Harbor Global Value Fund
Harbor Global Value Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Harbor Global Value Fund		Institutional Class	Administrative Class	Investor Class
Management Fees	[1]	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[2]	1.41%	1.41%	1.53%
Total Annual Fund Operating Expenses	[2]	2.26%	2.51%	2.63%
Expense Reimbursement	[1][3]	1.36%	1.36%	1.36%
Total Annual Fund Operating Expenses	[1][2][3][4]	0.90%	1.15%	1.27%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.75% through February 28, 2014. Only the Board of Trustees may modify or terminate this agreement.
[2]	Other Expenses, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver have been restated to reflect current fees.
[3]	The Adviser has contractually agreed to limit the Fund’s operating expenses through February 28, 2014. Only the Board of Trustees may modify or terminate this agreement.
[4]	After Fee Waiver and Expense Reimbursement

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Harbor Global Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional	92	575	1,086	2,489
Administrative	117	652	1,213	2,743
Investor	129	688	1,273	2,863

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was 132%.
Principal Investment Strategy
Principal Style Characteristics: Companies throughout the world exhibiting value characteristics on a relative basis

The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. The Fund expects to invest the majority of its assets in companies that pay dividends or repurchase their shares.

When investing the Fund’s assets, the Subadviser follows a value style. This means that the Subadviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.

When purchasing or selling individual securities, the Subadviser considers each of the following value characteristics:
  Low price-to-earnings ratio relative to the sector in which the company operates
  Higher yield (measured in both dividends and share repurchases) relative to the market
  Low price-to-book value ratio relative to the market
  Low price-to-cash flow ratio relative to the market
  Financial strength
Generally, the Subadviser considers price-to-earnings and yield as the most important of these value characteristics. Under normal market conditions, the Fund will invest at least 40% of its total assets in companies located in a number of countries outside the U.S. Emerging market exposure is limited to 30% of the Fund’s total assets, determined at the time of purchase. The Fund is not required to allocate its investments in any set percentages in any particular countries. Depending on the Subadviser’s assessment of the relative value of the companies identified for potential investment, the Fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio.
Principal Risks
There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market and Issuer risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political or regulatory developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular security may be incorrect.

Foreign securities risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes.

The recent global economic crisis brought several European governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging market risk: Foreign securities risks are more significant in emerging market countries, such as those in Eastern Europe, Latin America and the Pacific Basin. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Small cap risk: The Fund’s performance may be more volatile because it may invest in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Concentration risk: Because the Fund typically invests in approximately 35 to 55 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.
Performance
The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Effective May 25, 2012, Causeway Capital Management LLC became the Fund’s subadviser. Performance prior to that date is not attributable to Causeway.
Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	32.17%	2nd/2009
Worst Quarter	-27.07%	4th/2008

Average Annual Total Returns — As of December 31, 2012
Average Annual Total Returns Harbor Global Value Fund	One Year	Five Years	Ten Years	Life of Fund	inception date
Institutional Class	13.01%	(5.37%)		(4.31%)	Aug. 07, 2006
Institutional Class After Taxes on Distributions	12.05%	(5.86%)		(4.71%)	Aug. 07, 2006
Institutional Class After Taxes on Distributions and Sale of Fund Shares	9.71%	(4.53%)		(3.58%)	Aug. 07, 2006
Administrative Class	12.69%	(5.61%)		(4.55%)	Aug. 07, 2006
Investor Class	12.53%	(5.72%)		(4.67%)	Aug. 07, 2006
MSCI World (ND) (reflects no deduction for fees, expenses or taxes)	15.83%	(1.18%)		2.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.